UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/07 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (36.3%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029		$100,000	$99,813
Ser. 97-C1, Class H, 7s, 2029		81,000	80,887
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.147s, 2029		154,000	165,128
Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.74s, 2045		461,000	470,887
Ser. 06-4, Class A4, 5.634s, 2046		80,000	80,610
Ser. 06-5, Class A4, 5.414s, 2047		98,000	97,202
Ser. 04-3, Class A5, 5.303s, 2039		160,000	159,800
Banc of America Commercial Mortgage, Inc. 144A Ser.
01-PB1, Class K, 6.15s, 2035		100,000	99,726
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.32s, 2014		100,000	99,802
FRB Ser. 05-ESHA, Class K, 7.12s, 2020		161,000	161,065
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		145,000	145,199
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		132,000	132,363
Banc of America Mortgage Securities Ser. 04-D,
Class 2A, Interest only (IO), 0.418s, 2034		1,069,214	4,375
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		141,494	141,261
Bayview Commercial Asset Trust Ser. 07-1, Class A, IO,
1.211s, 2037		1,397,000	183,546
Bayview Commercial Asset Trust 144A
FRB Ser. 06-CD1A, Class A1, 4.64s, 2023	CAD	3,119,281	2,653,804
Ser. 06-CD1A, IO, 0.84s, 2023		$12,763,358	753,162
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.195s, 2032		100,000	110,594
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018		148,000	148,000
Ser. 06-PW14, Class XW, IO, 0.691s, 2038		1,198,594	61,428
Ser. 06-PW14, Class X1, IO, 0.049s, 2038		1,290,563	22,837
Broadgate Financing PLC sec. FRB Ser. D, 6.127s, 2023
(United Kingdom)	GBP	110,400	216,142
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	369,399
Ser. 98-1, Class G, 6.56s, 2030		89,000	92,460
Ser. 98-1, Class H, 6.34s, 2030		203,000	171,361
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.049s, 2049		6,989,038	99,102
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030		340,000	340,149
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	160,981
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046		1,776,000	1,814,086
Ser. 04-LB2A, Class A4, 4.715s, 2039		367,000	349,538
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.097s, 2046		434,998	18,487
Ser. 05-24, Class 1AX, IO, 1.221s, 2035		2,240,599	37,526
Ser. 05-24, Class IIAX, IO, 1.201s, 2035		1,115,079	31,100
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		1,505,623	2,117
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 1.641s, 2035		1,041,233	21,313
Ser. 05-2, Class 2X, IO, 1.16s, 2035		1,309,381	28,234
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039		164,000	162,882
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		119,000	129,992
Ser. 04-C2, Class A2, 5.416s, 2036		180,000	179,230
CS First Boston Mortgage Securities Corp. 144A
Ser. 1998-C2, Class F, 6 3/4s, 2030		362,000	381,092
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	73,470
Ser. 03-CK2, Class AX, IO, 0.415s, 2036		2,841,992	78,932
Ser. 03-C3, Class AX, IO, 0.414s, 2038		1,984,781	79,311
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	128,822
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	218,245
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B1, 7.91s, 2030		61,000	60,915
Ser. 97-CF1, Class A3, 7.76s, 2030		16,238	16,222
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.433s, 2014 (Ireland)	GBP	103,500	203,222
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.441s, 2014 (United Kingdom)	GBP	234,937	460,265
Fannie Mae
FRB Ser. 05-65, Class ER, zero %, 2035		$216,153	206,099
FRB Ser. 05-57, Class UL, zero %, 2035		220,646	212,560
IFB Ser. 05-37, Class SU, 7.92s, 2035		233,081	249,074
IFB Ser. 06-76, Class QB, 7.68s, 2036		206,839	220,987
IFB Ser. 06-63, Class SP, 7.38s, 2036		225,078	238,513
IFB Ser. 06-60, Class TK, 7.32s, 2036		99,960	102,647

IFB Ser. 06-104, Class ES, 6.85s, 2036	158,284	165,129
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	235,958	234,338
IFB Ser. 05-74, Class CS, 5.39s, 2035	144,620	142,879
IFB Ser. 05-74, Class CP, 5.243s, 2035	126,859	126,133
IFB Ser. 05-76, Class SA, 5.243s, 2034	180,385	177,161
IFB Ser. 05-57, Class CD, 5.175s, 2035	123,090	121,896
IFB Ser. 06-8, Class PK, 5.12s, 2036	215,878	209,167
IFB Ser. 06-27, Class SP, 5.06s, 2036	157,000	155,040
IFB Ser. 06-8, Class HP, 5.06s, 2036	191,468	187,909
IFB Ser. 06-8, Class WK, 5.06s, 2036	294,351	286,244
IFB Ser. 05-106, Class US, 5.06s, 2035	305,149	302,445
IFB Ser. 05-99, Class SA, 5.06s, 2035	151,668	148,488
IFB Ser. 05-45, Class DA, 4.913s, 2035	300,149	293,560
IFB Ser. 05-74, Class DM, 4.877s, 2035	292,674	285,032
IFB Ser. 05-45, Class DC, 4.803s, 2035	166,749	162,357
IFB Ser. 06-60, Class CS, 4.583s, 2036	98,479	91,952
IFB Ser. 05-57, Class DC, 4.485s, 2034	212,006	207,647
IFB Ser. 05-45, Class PC, 4.29s, 2034	86,815	84,501
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	267,475	19,852
IFB Ser. 03-48, Class S, IO, 2.23s, 2033	116,161	8,458
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	4,713,733	265,159
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	115,854	9,386
IFB Ser. 04-89, Class EI, IO, 1.83s, 2034	987,353	64,100
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	366,104	25,856
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	500,061	22,044
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	521,416	25,071
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	689,927	44,477
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	536,566	25,730
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	569,106	28,700
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	142,930	6,962
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	299,626	17,303
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	138,778	7,940
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	630,045	29,519
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	885,549	42,294
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	317,036	18,179
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	541,796	29,391
IFB Ser. 05-69, Class AS, IO, 1.38s, 2035	137,907	7,197
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	617,080	27,576
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	447,041	26,613
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	522,913	27,086
IFB Ser. 05-29, Class SY, IO, 1.38s, 2035	1,324,937	74,962
IFB Ser. 05-57, Class CI, IO, 1.38s, 2035	395,334	18,467
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	398,739	21,880
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	423,147	22,887
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	942,842	41,517
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	435,691	20,970
IFB Ser. 05-104, Class SI, IO, 1.38s, 2033	372,354	19,351
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	90,535	5,600
IFB Ser. 05-92, Class SC, IO, 1.36s, 2035	741,897	40,077
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	365,548	21,569
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	987,167	45,584
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	1,682,809	65,961
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	127,554	6,617
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	398,155	15,054
IFB Ser. 06-8, Class PS, IO, 1.28s, 2036	499,254	28,512
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	721,204	27,129
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	384,980	14,530
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	160,126	5,529
IFB Ser. 03-124, Class ST, IO, 1.18s, 2034	180,218	7,096
IFB Ser. 03-112, Class SA, IO, 1.18s, 2028	260,832	7,010
IFB Ser. 05-67, Class BS, IO, 0.83s, 2035	362,801	10,090
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	1,153,973	28,496
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	1,164,969	32,947
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	2,144,002	57,353
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	337,414	13,322
IFB Ser. 04-54, Class SW, IO, 0.68s, 2033	163,202	4,031
Ser. 02-T4, Class A4, 9 1/2s, 2041	405,056	422,757
Ser. 04-W2, Class 5A, 7 1/2s, 2044	457,561	477,949
Ser. 03-W4, Class 4A, 7 1/2s, 2042	146,132	151,710
Ser. 02-W1, Class 2A, 7 1/2s, 2042	229,567	237,814
Ser. 01-T10, Class A2, 7 1/2s, 2041	147,550	152,796
Ser. 02-T4, Class A3, 7 1/2s, 2041	136,741	141,657
Ser. 02-T6, Class A2, 7 1/2s, 2041	53,025	54,822
Ser. 01-T12, Class A2, 7 1/2s, 2041	159,973	165,570
Ser. 01-T7, Class A1, 7 1/2s, 2041	471,888	487,841
Ser. 99-T2, Class A1, 7 1/2s, 2039	294,179	307,486
Ser. 00-T6, Class A1, 7 1/2s, 2030	131,365	136,347
Ser. 02-W3, Class A5, 7 1/2s, 2028	25,809	26,786
Ser. 02-26, Class A1, 7s, 2048	102,126	104,910
Ser. 03-W8, Class 2A, 7s, 2042	402,104	414,246
Ser. 02-T16, Class A2, 7s, 2042	628,611	646,228
Ser. 02-14, Class A1, 7s, 2042	178,545	183,200
Ser. 03-W10, Class 1, IO, 1.943s, 2043	1,220,568	56,295
Ser. 03-W8, Class 12, IO, 1.636s, 2042	2,573,866	109,409
Ser. 06-104, Class SG, IO, 1.28s, 2036	102,043	3,964
Ser. 03-W17, Class 12, IO, 1.156s, 2033	1,219,874	48,795
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	596,371	15,468
Ser. 02-T18, IO, 0.526s, 2042	6,989,699	86,958
Ser. 02-T4, IO, 0.453s, 2041	409,173	3,916
Ser. 02-26, IO, 0.239s, 2048	18,274,563	85,434
Ser. 03-W6, Class 21, IO, 0.004s, 2042	128,198	1

Ser. 372, Class 1, Principal only (PO), zero %, 2036	800,588	629,307
Ser. 371, Class 1, PO, zero %, 2036	124,296	103,131
Ser. 05-113, Class DO, PO, zero %, 2036	724,711	579,566
Ser. 363, Class 1, PO, zero %, 2035	1,359,852	1,009,966
Ser. 361, Class 1, PO, zero %, 2035	537,417	430,375
Ser. 04-38, Class AO, PO, zero %, 2034	432,742	313,265
Ser. 02-82, Class TO, PO, zero %, 2032	107,131	85,320
Ser. 04-61, Class CO, PO, zero %, 2031	244,000	193,332
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	470,313	492,889
Ser. T-42, Class A5, 7 1/2s, 2042	47,532	49,278
Ser. T-41, Class 3A, 7 1/2s, 2032	281,098	291,629
Ser. T-60, Class 1A2, 7s, 2044	498,510	514,536
Ser. T-41, Class 2A, 7s, 2032	33,024	33,862
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	225,000	167,398
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	224,662
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	130,862
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	308,025
Freddie Mac
FRB Ser. 3003, Class XF, zero %, 2035	216,364	212,645
FRB Ser. 2958, Class FB, zero %, 2035	354,227	316,913
FRB Ser. 3024, Class CF, zero %, 2034	243,517	232,188
FRB Ser. 3046, Class UF, zero %, 2033	95,754	90,425
IFB Ser. 2990, Class LB, 3.348s, 2034	234,200	210,040
IFB Ser. 3153, Class UK, 7 1/2s, 2036	94,444	102,675
IFB Ser. 3182, Class PS, 7.32s, 2032	187,934	200,492
IFB Ser. 3202, Class HM, 6.65s, 2036	96,195	98,321
IFB Ser. 3153, Class SX, 6.65s, 2036	149,828	155,232
IFB Ser. 3081, Class DC, 5.22s, 2035	121,573	117,333
IFB Ser. 2976, Class KL, 4.877s, 2035	227,329	218,468
IFB Ser. 2990, Class DP, 4.767s, 2034	192,863	186,277
IFB Ser. 3153, Class UT, 4.51s, 2036	92,949	87,310
IFB Ser. 3065, Class DC, 3.9s, 2035	185,259	167,250
IFB Ser. 3031, Class BS, 3.425s, 2035	260,993	236,444
IFB Ser. 2990, Class WP, 3.302s, 2035	148,740	139,687
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	335,503	34,366
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	376,865	31,992
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	190,902	10,152
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	904,277	47,170
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	375,537	22,536
IFB Ser. 2594, Class SE, IO, 1.73s, 2030	337,621	16,143
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	174,164	10,205
IFB Ser. 3033, Class SF, IO, 1.48s, 2035	256,562	8,659
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	889,839	54,448
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	498,910	22,919
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	224,187	9,227
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	220,071	11,696
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	821,104	32,844
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	189,920	7,538
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	424,438	26,190
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	606,514	36,271
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	268,299	11,346
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	379,270	19,912
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	173,236	11,141
IFB Ser. 3067, Class SI, IO, 1.33s, 2035	709,544	44,107
IFB Ser. 2986, Class WS, IO, 1.33s, 2035	199,015	5,155
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	1,134,774	50,694
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	1,254,710	51,067
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	197,547	9,486
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	339,719	19,653
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	131,839	7,793
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	159,765	9,341
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	178,533	10,724
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	165,374	5,922
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	155,019	7,590
IFB Ser. 3016, Class SP, IO, 0.79s, 2035	167,642	3,946
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	370,666	9,092
IFB Ser. 2957, Class SW, IO, 0.68s, 2035	860,575	19,497
IFB Ser. 2815, Class S, IO, 0.68s, 2032	372,659	8,785
Ser. 3236, Class ES, IO, 1.38s, 2036	242,263	10,175
Ser. 242, PO, zero %, 2036	1,541,137	1,228,661
Ser. 239, PO, zero %, 2036	1,582,284	1,238,453
Ser. 236, PO, zero %, 2036	749,914	588,821
Ser. 231, PO, zero %, 2035	904,541	673,759
Ser. 3130, Class KO, PO, zero %, 2034	85,109	66,186
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class F, 7.514s, 2033	41,000	43,653
GMAC Commercial Mortgage Securities, Inc. Ser. 04-C2,
Class A4, 5.301s, 2038	310,000	306,221
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.016s, 2034	237,940	231,861
IFB Ser. 05-84, Class SL, 3.1s, 2035	241,862	214,026
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	585,219	29,899
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	428,427	21,316
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	218,467	8,059
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035	1,302,728	64,798

IFB Ser. 05-68, Class SI, IO, 0.98s, 2035		1,521,066	62,004
IFB Ser. 06-14, Class S, IO, 0.93s, 2036		392,624	13,064
IFB Ser. 05-51, Class SJ, IO, 0.88s, 2035		447,119	17,009
IFB Ser. 05-68, Class S, IO, 0.88s, 2035		869,600	32,228
IFB Ser. 05-28, Class SA, IO, 0.88s, 2035		1,072,209	32,980
IFB Ser. 05-60, Class SJ, IO, 0.46s, 2034		739,318	16,646
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045		734,998	18,834
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039		100,000	100,253
Ser. 04-GG2, Class A6, 5.396s, 2038		316,000	314,689
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015		95,000	95,059
Ser. 98-C1, Class F, 6s, 2030		99,000	99,248
Ser. 03-C1, Class X1, IO, 0.246s, 2040		7,298,520	127,724
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045		109,000	108,949
Ser. 06-CB14, Class A4, 5.481s, 2044		140,000	139,343
Ser. 06-CB14, Class AM, 5.445s, 2044		145,000	144,755
Ser. 06-LDP9, Class A3, 5.336s, 2047		126,000	123,677
Ser. 05-CB11, Class A4, 5.335s, 2037		474,000	469,085
Ser. 05-LDP2, Class AM, 4.78s, 2042		50,000	47,437
Ser. 06-CB17, Class X, IO, 0.515s, 2043		2,431,818	99,559
Ser. 06-LDP7, Class X, IO, 0.009s, 2045		48,400,822	41,595
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		119,000	106,375
LB-UBS Commercial Mortgage Trust Ser. 04-C7, Class A6,
4.786s, 2029		128,000	122,256
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038		1,750,581	87,050
Ser. 05-C2, Class XCL, IO, 0.111s, 2040		6,453,465	67,008
Ser. 06-C7, Class XCL, IO, 0.065s, 2038		1,272,695	22,272
Ser. 06-C1, Class XCL, IO, 0.061s, 2041		12,432,744	138,896
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014		170,000	170,027
FRB Ser. 04-LLFA, Class H, 6.27s, 2017		66,000	66,175
Lehman Mortgage Trust
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		170,715	670
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		623,645	29,092
IFB Ser. 06-7, Class 1A9, 9s, 2036		96,209	103,215
Ser. 06-9, Class 2A2, IO, 1.3s, 2037		564,666	25,315
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.72s, 2040		156,000	149,323
MASTR Adjustable Rate Mortgages Trust
Ser. 04-13, Class 3A6, 3.786s, 2034		224,000	214,957
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		211,119	4,090
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		522,497	1,306
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.051s, 2049		6,050,000	87,260
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.82s, 2022		271,000	271,370
Ser. 06-1, Class X1TM, IO, 6.166s, 2022		2,667,000	110,681
Ser. 06-1, Class X1A, IO, 1.286s, 2022		13,293,570	190,617
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.291s, 2035		411,455	407,726
Ser. 98-C3, Class E, 7.116s, 2030		49,000	52,076
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	267,023
Ser. 05-HQ6, Class A4A, 4.989s, 2042		293,000	281,285
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	146,425
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		360,000	259,439
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.393s, 2035		455,356	453,905
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.09s, 2030		78,000	79,515
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	97,376
Ser. 00-C2, Class J, 6.22s, 2033		76,000	77,227
Pure Mortgages 144A FRB Ser. 04-1A, Class F, 8.9s,
2034 (Ireland)		255,000	257,550
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		89,580	840
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-9, Class AX, IO, 0.975s, 2035		2,460,820	36,666
Ser. 04-19, Class 2A1X, IO, 0.737s, 2035		1,035,405	10,924
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 6.633s, 2014 (Ireland)	GBP	139,606	277,935
FRB Ser. 05-CT2A, Class E, 6.177s, 2014 (Ireland)	GBP	46,127	90,611
FRB Ser. 04-2A, Class D, 4.646s, 2014 (Ireland)	EUR	69,015	90,043
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.05s, 2012
(Ireland)	GBP	60,491	118,773
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041		$226,000	215,377
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		100,000	99,996
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043		444,253	23,080
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	83,379

Ser. 06-SL1, Class A, 5.305s, 2043		115,645	115,022
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.32s, 2035		1,716,000	1,651,822

Total collateralized mortgage obligations (cost $46,911,664)			$45,374,341

FOREIGN GOVERNMENT BONDS AND NOTES (24.4%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	$2,418,361
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	3,845,475
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	790,454
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,769,897
Export Development Canada government bonds 4s, 2007
(Canada)		$1,000,000	993,000
France (Government of) bonds 4s, 2013	EUR	63	82
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	1,190,519	1,640,036
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,326,827
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,544,185
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	898,677
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	218,302,000	1,767,792
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	6,126,769
Quebec (Province of) notes 5s, 2009 (Canada)		$500,000	497,815
Spain (Kingdom of) bonds 5s, 2012	EUR	3,000,000	4,083,105
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	602,928
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,170,750

Total foreign government bonds and notes (cost $29,453,831)			$30,476,153

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (12.9%)(a)

		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to July 1, 2034		$195,029	$197,257
5 1/2s, June 1, 2035		156,470	154,245
5 1/2s, April 1, 2020		168,648	167,811
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		525,486	541,374
7s, February 1, 2016		21,101	21,687
6 1/2s, October 1, 2033		12,379	12,624
6s, with due dates from May 1, 2021 to March 1, 2035		1,312,735	1,327,634
6s, TBA, February 1, 2037		500,000	501,680
5 1/2s, with due dates from August 1, 2035 to
August 1, 2036		1,049,324	1,033,109
5 1/2s, with due dates from May 1, 2009 to
October 1, 2020		718,694	716,875
5 1/2s, TBA, February 1, 2037		8,200,000	8,066,750
5s, with due dates from March 1, 2021 to
September 1, 2035		972,293	935,312
5s, May 1, 2020		34,543	33,812
5s, TBA, February 1, 2037		1,000,000	959,844
4 1/2s, with due dates from March 1, 2020 to
February 1, 2021		800,109	768,605
4s, with due dates from May 1, 2019 to
September 1, 2020		761,824	714,245

Total U.S. government agency mortgage obligations (cost $16,176,868)			$16,152,864

U.S. TREASURY OBLIGATIONS (1.9%)(a)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$757,940
U.S. Treasury Inflation Index Notes 2s,
January 15, 2016		1,665,059	1,611,559

Total U.S. treasury obligations (cost $2,379,950)			$2,369,499

ASSET-BACKED SECURITIES (11.4%)(a)

		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$46,979	$43,690
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		25,000	18,913
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035		37,000	27,465
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 05-HE1, Class A3, 5.61s, 2035		17,964	17,970
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.306s, 2035		2,681,000	16,279
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		80,000	80,859
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	80,753
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		81,000	80,190
FRB Ser. 06-EC1, Class M9, 7.32s, 2035		100,000	82,000
Bear Stearns Asset Backed Securities, Inc. 144A FRB

Ser. 06-HE2, Class M10, 7.57s, 2036		100,000	84,500
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		131,172	92,886
Ser. 00-A, Class A2, 7.575s, 2030		36,621	26,568
Ser. 99-B, Class A4, 7.3s, 2016		165,802	109,662
Ser. 99-B, Class A3, 7.18s, 2015		264,714	171,733
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010		250,000	253,730
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		15,574	15,358
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		187,363	193,506
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		45,550	46,305
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		170,000	172,142
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034		10,119	9,985
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		3,345	3,239
Chester Asset Receivables Dealings PLC FRB Ser. 02-B,
Class C, 4.874s, 2009 (United Kingdom)	EUR	240,000	314,548
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		$76,000	57,897
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		91,000	65,388
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		347,757	70,182
Ser. 00-2, Class A4, 8.48s, 2030		6,565	6,415
Ser. 00-4, Class A6, 8.31s, 2032		781,000	670,765
Ser. 00-5, Class A7, 8.2s, 2032		192,000	162,336
Ser. 00-1, Class A5, 8.06s, 2031		150,888	132,557
Ser. 00-4, Class A5, 7.97s, 2032		56,000	49,814
Ser. 00-4, Class A4, 7.73s, 2031		44,159	40,732
Ser. 01-4, Class A4, 7.36s, 2033		320,163	329,905
Ser. 01-1, Class A5, 6.99s, 2032		449,000	437,730
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		8,960	8,771
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		8,694	8,757
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.064s, 2046		904,604	37,032
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		41,652	40,867
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		179,000	182,357
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7 7/8s, 2039		274,183	278,467
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		31,983	4,705
Ser. 04-3, Class A, 4 1/2s, 2034		338	302
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010		145,430	145,509
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.158s, 2043 (United Kingdom)	GBP	340,000	683,011
FRB Ser. 02-1, Class 1C, 6.66s, 2042 (United Kingdom)		$75,440	75,550
FRB Ser. 02-2, Class 1C, 6.626s, 2043 (United Kingdom)		65,625	65,977
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	604,748
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$199,922	187,622
Ser. 94-4, Class B2, 8.6s, 2019		75,019	54,707
Ser. 99-5, Class A5, 7.86s, 2030		1,293,000	1,270,375
Ser. 95-4, Class B1, 7.3s, 2025		84,541	86,204
Ser. 99-3, Class A7, 6.74s, 2031		280,000	276,121
Ser. 99-3, Class A6, 6 1/2s, 2031		89,000	86,419
Ser. 99-1, Class A5, 6.11s, 2023		112,728	112,678
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		557,308	511,478
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		170,180	168,376
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		163,892	164,105
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5 7/8s, 2036 (Cayman Islands)		215,775	214,156
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034		3,237	3,185
Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		1,199,402	54,683
IFB Ser. 05-2, Class 5A2, 3.588s, 2035		190,097	156,454
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.1s,
2037 (Cayman Islands)		300,000	300,000
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.408s, 2039 (United Kingdom)	GBP	200,000	392,700
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		$21,657	21,243
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		1,268	1,249
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		170,000	172,254
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		66,000	65,267
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		2,338	2,303
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		4,405	4,273
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		2,558	2,526
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,

Class B3, 8.52s, 2034		50,000	50,363
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		4,670	4,662
Ser. 04-HB2, Class E, 5s, 2012		44,553	44,080
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		45,340	46,912
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		248,699	218,646
Ser. 00-A, Class A2, 7.765s, 2017		38,599	29,839
Ser. 00-D, Class A4, 7.4s, 2030		309,000	200,708
Ser. 02-B, Class A4, 7.09s, 2032		100,190	89,007
Ser. 01-D, Class A4, 6.93s, 2031		201,744	157,751
Ser. 01-E, Class A4, 6.81s, 2031		12,780	11,229
Ser. 01-C, Class A2, 5.92s, 2017		110,690	56,922
Ser. 02-C, Class A1, 5.41s, 2032		333,314	288,243
Ser. 01-E, Class A2, 5.05s, 2019		306,878	240,585
Ser. 02-A, Class A2, 5.01s, 2020		174,608	134,027
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		73,644	65,490
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.876s, 2018 (Ireland)		50,000	51,850
FRB Ser. 05-A, Class E, 9.976s, 2012 (Ireland)		53,000	54,018
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6 1/2s, 2042 (United Kingdom)		120,000	121,097
FRB Ser. 4, Class 3C, 6.153s, 2042 (United Kingdom)		177,000	178,572
FRB Ser. 5, Class 2C, 6.003s, 2042 (United Kingdom)		49,000	49,046
FRB Ser. 6, Class 3C, 5.954s, 2042 (United Kingdom)	GBP	204,000	401,836
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.36s, 2011 (United Kingdom)		$120,000	119,993
FRB Ser. 04-2A, Class C, 6.24s, 2011 (United Kingdom)		100,000	99,704
Providian Gateway Master Trust 144A FRB Ser. 04-EA,
Class D, 6 1/4s, 2011		152,000	152,851
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.8s, 2035		79,000	68,392
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.961s, 2038 (United Kingdom)	GBP	50,000	97,645
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		$5,540	1,053
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		21,746	1,087
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		30,709	998
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		6,780	678
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		4,127	83
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		5,147	51
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035		42,000	35,280
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015		407,745	407,235
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 4A5, 5.033s, 2034		76,888	66,800
IFB Ser. 05-14, Class 1A4, 0.803s, 2035		98,044	67,645
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)		188,000	202,519
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s,
2012		27,476	27,201
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		22,463	22,399

Total asset-backed securities (cost $14,292,943)			$14,276,930

CORPORATE BONDS AND NOTES (8.0%)(a)

		Principal amount	Value

Basic Materials (--%)
Lafarge SA notes 6 1/2s, 2016 (France)		$5,000	$5,069

Communication Services (0.3%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	101,200
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		60,000	77,592
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		150,000	160,814
			339,606

Consumer Cyclicals (0.1%)
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009		40,000	41,466
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011		155,000	154,497
			195,963

Consumer Staples (0.3%)
Comcast Corp. company guaranty 5.9s, 2016		155,000	155,595
CVS Corp. 144A pass-through certificates 6.117s, 2013		66,910	67,602
Echostar DBS Corp. sr. notes 5 3/4s, 2008		230,000	228,563
News America, Inc. debs. 7 1/4s, 2018		5,000	5,507
			457,267

Financial (2.2%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)	EUR	1,500,000	1,998,170

Bosphorus Financial Services, Ltd. 144A sec. FRN
7.174s, 2012 (Cayman Islands)			$275,000	278,802
CIT Group, Inc. sr. notes 5s, 2014			155,000	148,861
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066		EUR	90,000	116,629
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017			$30,000	30,117
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)			80,000	84,152
Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	34,478
				2,691,209

Government (3.7%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)		CHF	700,000	592,309
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)		EUR	1,500,000	2,060,704
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)		CHF	2,375,000	1,956,147
				4,609,160

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008			$75,000	75,161

Transportation (0.1%)
BAA, PLC company guaranty 4 1/2s, 2018 (United Kingdom)		EUR	155,000	195,876

Utilities & Power (1.2%)
Arizona Public Services Co. notes 6 1/2s, 2012			$25,000	25,738
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013			265,000	260,886
Fortum Oyj sr. unsecd. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)		EUR	255,000	328,892
National Fuel Gas Co. notes 5 1/4s, 2013			$40,000	38,868
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009			150,000	154,724
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)		EUR	505,000	681,599
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F) (NON)			$31,034	3,488
				1,494,195

Total corporate bonds and notes (cost $8,775,066)				$10,063,506

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration
	date/strike price		Contract amount	Value

Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap of
4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11/4.193	EUR	6,676,000	$201,608
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap of
4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11/4.193	EUR	5,263,000	94,622
Option on an interest rate swap with Citibank for the
right to pay a fixed rate of 1.03% versus the
six-month JPY-LIBOR-BBA maturing on January 26, 2009.	Jan-08/1.03	JPY	2,254,000,000	27,722
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11/4.148	EUR	6,676,000	209,114
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11/4.148	EUR	5,263,000	92,873
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		$14,933,000	300,153
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12/4.418	EUR	5,263,000	131,853
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive a
fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		$14,933,000	300,153
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive a
fixed rate of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12/4.418	EUR	5,263,000	122,528

Total purchased options outstanding (cost $1,486,066)				$1,480,626

SHORT-TERM INVESTMENTS (7.4%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			8,410,768	$8,410,768
U.S. Treasury Bills for an effective yield of 4.862%,
March 29, 2007 (SEG)			$812,000	805,859

Total short-term investments (cost $9,216,627)	$9,216,627

TOTAL INVESTMENTS

Total investments (cost $128,693,015)(b)	$129,410,546

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/07 (aggregate face value $51,737,807) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,543,222	$3,564,931	4/18/07	$(21,709)
British Pound	5,287,902	5,311,171	3/22/07	(23,269)
Canadian Dollar	635,572	635,761	4/18/07	(189)
Czech Republic Koruna	146,175	149,854	3/22/07	(3,679)
Euro	16,318,185	16,657,534	3/22/07	(339,349)
Japanese Yen	16,615,742	17,338,099	2/21/07	(722,357)
Korean Won	2,278,332	2,277,329	2/21/07	1,003
Malaysian Ringgit	278,785	268,051	2/21/07	10,734
Mexican Peso	424,175	425,161	4/18/07	(986)
Norwegian Krone	1,613,305	1,619,521	3/22/07	(6,216)
Polish Zloty	638,657	666,923	3/22/07	(28,266)
Singapore Dollar	222,601	218,910	2/21/07	3,691
South African Rand	365,400	363,562	4/18/07	1,838
Swedish Krona	1,062,901	1,079,450	3/22/07	(16,549)
Swiss Franc	318,858	332,651	3/22/07	(13,793)
Taiwan Dollar	655,318	661,433	2/21/07	(6,115)
Thai Baht	171,625	167,466	2/21/07	4,159

Total				$(1,161,052)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/07 (aggregate face value $27,033,870) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,178,387	$2,190,479	4/18/07	$12,092
British Pound	342,988	338,606	3/22/07	(4,382)
Canadian Dollar	2,060,342	2,060,237	4/18/07	(105)
Danish Krone	1,175,777	1,200,511	3/22/07	24,734
Euro	2,449,961	2,464,035	3/22/07	14,074
Hungarian Forint	134,136	133,446	3/22/07	(690)
Japanese Yen	7,624,944	7,853,700	2/21/07	228,756
Korean Won	3,338	3,352	2/21/07	14
Norwegian Krone	804,052	802,596	3/22/07	(1,456)
Swedish Krona	1,598,421	1,596,288	3/22/07	(2,133)
Swiss Franc	8,043,623	8,390,620	3/22/07	346,997

Total				$617,901

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	4	$291,624	Mar-07	$(835)
Canadian Government Bond 10 yr (Short)	5	480,858	Mar-07	8,020
Euro-Bobl 5 yr (Long)	101	14,266,198	Mar-07	(246,312)
Euro-Bund 10 yr (Long)	95	14,229,368	Mar-07	(379,757)
Euro-Buxl 30 yr (Long)	12	1,506,453	Mar-07	(98,209)
Euro-Euribor Interest Rate 90 day (Short)	114	35,587,035	Sep-07	(13,063)
Euro-Schatz 2 yr (Short)	199	26,803,289	Mar-07	177,128
Euro-Sterling 90 day (Long)	153	35,362,634	Sep-07	(25,466)
Japanese Government Bond 10 yr (Long)	20	22,286,472	Mar-07	65,289
U.K. Gilt 10 yr (Long)	23	4,798,751	Mar-07	(151,352)
U.S. Treasury Bond 20 yr (Long)	144	15,858,000	Mar-07	(543,646)
U.S. Treasury Note 10 yr (Long)	2	213,500	Mar-07	(3,848)
U.S. Treasury Note 10 yr (Short)	1	106,750	Mar-07	(314)
U.S. Treasury Note 5 yr (Short)	229	23,937,656	Mar-07	293,167
U.S. Treasury Note 2 yr (Short)	93	18,934,219	Mar-07	111,716

Total				$(807,482)

WRITTEN OPTIONS OUTSTANDING at 1/31/07 (premiums received $323,410) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed
rate of 1.165% versus the six-month JPY-LIBOR-BBA maturing on April 3, 2008.	JPY	2,519,922,000	Mar-07/1.165	$82,942

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.		$3,570,000	Jun-07/4.55	1,751

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.		3,570,000	Jun-07/4.55	213,003

Total				$214,754

TBA SALE COMMITMENTS OUTSTANDING at 1/31/07 (proceeds receivable $5,775,406) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, February 1, 2022	$100,000	2/15/07	$101,109
FNMA, 5s, February 1, 2037	1,000,000	2/12/07	959,844
FNMA, 5 1/2s, February 1, 2037	4,800,000	2/12/07	4,722,000

Total			$5,782,953

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$108,000		10/2/16	5.15631%	3 month USD-LIBOR-BBA	$22

	1,720,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	(33,579)

	3,200,000		9/1/15	4.53%	3 month USD-LIBOR-BBA	140,471

	4,100,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	159,838

Citibank N.A., London
				6 month JPY-	2.49375%
JPY	108,000,000		1/26/17	LIBOR-BBA		(5,656)

JPY	262,000,000		1/26/37	1.8025%	6 month JPY-LIBOR-BBA	5,761

SEK	10,870,000		1/19/12	4.25%	3 month SEK-STIBOR-SIDE	8,038

JPY	188,000,000		1/19/17	1.84%	6 month JPY-LIBOR-BBA	(1,551)

				6 month JPY-	0.888%
JPY	1,053,000,000		1/19/09	LIBOR-BBA		4,788

				3 month AUD-BBR-	6.37%
AUD	2,270,000		1/19/17	BBSW		(4,835)

AUD	8,800,000		1/19/09	6.56%	3 month AUD-BBR-BBSW	(11,281)

				6 month NOK-	4.79%
NOK	84,760,000		3/25/08	NIBOR-NIBR		(30,399)

NOK	29,930,000		3/22/10	5.04%	6 month NOK-NIBOR-NIBR	31,103

				6 month EUR-
EUR	3,680,000		3/22/10	EURIBOR-
				Telerate	4.035%	(26,273)

EUR	10,410,000		3/20/08	4.0825%	6 month
					EUR-EURIBOR-Telerate	17,766

Citibank, N.A.
	$3,210,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(17,599)

				6 month JPY-	1.165%
JPY	1,033,168,000	(E)	4/3/08	LIBOR-BBA		35,948

	$160,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(3,081)

				6 month JPY-	1.755%
JPY	530,000,000		2/10/16	LIBOR-BBA		29,182

				3 month USD-	4.923%
	$4,121,000	(E)	5/23/12	LIBOR-BBA		(55,963)

	6,340,000	(E)	5/23/12	3.422%	U.S. Bond Market
					Association Municipal Swap
					Index	60,010

	12,780,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(15,886)

				6 month NOK-	4.48%
NOK	42,199,000		9/15/08	NIBOR-NIBR		(62,242)

NOK	31,737,000		9/13/10	4.5875%	6 month NOK-NIBOR-NIBR	106,198

JPY	222,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(21,158)

Credit Suisse First Boston International

	$932,200		7/9/14	4.945%	3 month USD-LIBOR-BBA	19,839

Credit Suisse International
	161,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	682

				6 month EUR-
EUR	993,000		7/17/21	EURIBOR-
				Telerate	4.445%	31,932

EUR	3,841,000		7/17/13	4.146%	6 month
					EUR-EURIBOR-Telerate	(69,822)

				6 month EUR-
EUR	4,635,000		7/17/09	EURIBOR-
				Telerate	3.896%	73,091

				715,462 GBP at	6 month GBP-LIBOR-BBA
GBP	284,000		4/3/36	maturity		37,440

				3 month USD-	5.20497%
	$284,000		3/21/16	LIBOR-BBA		1,129

CHF	8,430,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	68,254
				6 month USD-	2.9975%
CHF	3,510,000		1/19/22	LIBOR-BBA		(4,647)

				6 month USD-	2.6825%
CHF	17,190,000		1/19/10	LIBOR-BBA		(10,433)

CHF	13,950,000		1/19/14	2.815%	6 month USD-LIBOR-BBA	10,688

Deutsche Bank AG
HUF	157,860,000		10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(18,686)

Goldman Sachs International
SEK	14,490,000		1/26/12	4.28%	3 month SEK-STIBOR-SIDE	6,951

GBP	620,000		1/19/37	4.57%	6 month GBP-LIBOR-BBA	24,433

				6 month GBP-	5.25125%
GBP	1,290,000		1/19/17	LIBOR-BBA		(19,090)

				6 month EUR-
EUR	930,000		1/23/37	EURIBOR-
				Telerate	4.36%	(17,912)

EUR	1,990,000		1/23/17	4.269%	6 month
					EUR-EURIBOR-Telerate	14,241

	$131,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(2,325)

	480,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(7,765)

GBP	1,030,000		1/10/37	4.5325%	6 month GBP-LIBOR-BBA	51,375

				6 month GBP-	5.17%
GBP	4,300,000		1/10/17	LIBOR-BBA		(107,047)

GBP	3,860,000		1/10/12	5.43%	6 month GBP-LIBOR-BBA	63,134

	$100,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(1,263)

JPMorgan Chase Bank, N.A.
				3 month CAD-BA-	4.215%
CAD	5,000,000		3/1/08	CDOR		(6,498)

				3 month USD-	5.5195%
	$3,400,000		8/4/16	LIBOR-BBA		96,643

				3 month USD-	5.40%
	6,600,000		8/4/08	LIBOR-BBA		94,492

				3 month USD-	5.37%
	13,778,000		5/4/08	LIBOR-BBA		(5,426)

	4,462,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(98,812)

JPY	730,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(136,988)

				3 month USD-	4.6570%
	$487,000		8/2/15	LIBOR-BBA		(16,841)

	2,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	117,223

				3 month USD-	4.687%
	4,000,000		5/10/15	LIBOR-BBA		(171,021)

	122,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	2,631

				3 month USD-	5.036%
	2,145,000	(E)	11/8/11	LIBOR-BBA		(18,897)

	3,300,000	(E)	11/8/11	3.488%	U.S. Bond Market
					Association Municipal Swap
					Index	15,427

	3,490,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(6,975)

	2,510,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	860

	8,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	54,160

	109,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(1,085)

	26,000,000		12/23/15	5.036%	3 month USD-LIBOR-BBA	525,965

Lehman Brothers International (Europe)
	223,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(2,831)

	554,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(6,546)

				3 month USD-	5.3275%
	223,000		10/23/16	LIBOR-BBA		2,873

				3 month USD-	5.26%
	554,000		10/23/08	LIBOR-BBA		6,597

	157,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(5,005)

	429,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(9,265)

				6 month EUR-
EUR	1,470,000		10/5/21	EURIBOR-
				Telerate	4.093%	(65,235)

EUR	5,560,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	145,727

				6 month EUR-
EUR	6,710,000		10/5/09	EURIBOR-
				Telerate	3.825%	(75,790)

Lehman Brothers Special Financing, Inc.

JPY	1,000,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	52,412

				3 month USD-	5.425%
	$287,000		8/3/08	LIBOR-BBA		4,161

EUR	4,900,000		11/9/16	3.9555%	6 month
					EUR-EURIBOR-Telerate	184,691

				677,833.33 GBP at	6 month GBP-LIBOR-BBA
GBP	280,000		3/15/36	maturity		52,547

Merrill Lynch Capital Services, Inc.
				3 month NOK-	4.13%
NOK	50,891,000	(E)	4/11/08	NIBOR-NIBR		(73,885)

JPY	247,000,000		10/31/16	1.90%	6 month JPY-LIBOR-BBA	(23,693)

Morgan Stanley Capital Services, Inc.
				6 month CHF-	2.795%
CHF	10,440,000		1/21/09	LIBOR-BBA		(305)

CHF	5,330,000		1/19/11	2.825%	6 month CHF-LIBOR-BBA	1,129

				6 month CHF-	2.775%
CHF	10,440,000		1/21/09	LIBOR-BBA		(4,353)

CHF	5,330,000		1/19/11	2.81%	6 month CHF-LIBOR-BBA	2,300

Total						$1,084,208

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank PLC
	$1,860,000	6/1/07	41.2 bp plus	The spread	$1,311
			change in spread	return of Lehman
			of Lehman	Brothers Aaa
			Brothers Aaa	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
			multiplied by
			the modified
			duration factor

Citibank, N.A.
	825,000	5/1/07	10 bp plus	The spread	(352)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

Credit Suisse International
GBP	284,000	4/3/36	430,367 GBP at	GBP Non-revised	352
			maturity	Retail Price
				Index

Goldman Sachs International
	$275,000	9/15/11	678 bp (1 month	Ford Credit Auto	(1,216)
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

	500,000	5/1/07	15 bp plus	The spread	541
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

EUR	3,238,000	10/31/11	2.12%	Eurostat	(14,256)
				Eurozone HICP
				excluding tobacco

EUR	3,238,000	10/31/11	(1.935%)	French Consumer	(17,861)
				Price Index
				excluding tobacco

JPMorgan Chase Bank, N.A.
EUR	3,070,000	7/21/11	(2.295%)	Euro Non-revised	(62,789)
				Consumer Price
				Index excluding
				tobacco

EUR	3,070,000	7/21/11	2.2325%	Euro Non-revised	44,778
				Consumer Price
				Index excluding
				tobacco

	$825,000	5/1/07	10 bp plus	The spread	(330)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

GBP	3,130,000	8/16/11	3.015%	GBP Non-revised	(60,845)
				UK Retail Price
				Index excluding
				tobacco

Lehman Brothers Special Financing, Inc.
EUR	3,238,000	4/26/11	2.11%	French Non-	57,371
				revised Consumer
				Price Index
				excluding tobacco

EUR	3,238,000	4/26/11	(2.115%)	Euro Non-revised	(11,811)
				Consumer Price
				Index excluding
				tobacco

GBP	280,000	3/15/36	423,793 GBP at	GBP Non-revised	(1,924)
			maturity	Retail Price
				Index

Morgan Stanley Capital Services Inc.
EUR	930,000	1/9/37	(2.135%)	Eurostat	10,202
				Eurozone HICP

				excluding tobacco

EUR	3,370,000	1/9/12	2.1625%	Eurostat	3,293
				Eurozone HICP
				excluding tobacco

Total					$(53,536)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Deutsche Bank AG
DJ CDX NA IG Series 7	$--		$257,000	12/20/13	(50 bp)	$(997)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		257,000	12/20/13	55 bp	3,089

DJ iTraxx Europe Series
6 Version 1	1,391	EUR	451,000	12/20/13	(40 bp)	(1,686)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	451,000	12/20/13	43 bp	4,766

Goldman Sachs International
DJ CDX NA IG Series 7
Index	--		$429,000	12/20/13	(50 bp)	(1,663)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		429,000	12/20/13	56 bp	5,414

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	240		405,000	12/20/13	(50 bp)	(1,330)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		405,000	12/20/13	54.37 bp	4,718

DJ iTraxx EUR Series 5
Index	1,912	EUR	355,000	6/20/13	(50 bp)	(3,396)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	355,000	6/20/13	53.5 bp	7,048

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	540,000	12/20/13	45.25 bp	4,932

DJ iTraxx Europe Series
6 Version 1	1,332	EUR	540,000	12/20/13	(40 bp)	(2,353)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	263		$444,000	12/20/13	(50 bp)	(1,458)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		444,000	12/20/13	53 bp	4,810

DJ iTraxx EUR Series 5
Index	1,700	EUR	355,000	6/20/13	(50 bp)	(3,608)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	355,000	6/20/13	57 bp	7,965

Total						$26,251

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $125,101,731.

(b) The aggregate identified cost on a tax basis is $129,201,850, resulting in gross unrealized appreciation and depreciation of $3,111,547 and $2,902,851, respectively, or net unrealized appreciation of $208,696.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $129,205 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $6,349,319 and $12,691,656, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At January 31, 2007, liquid assets totaling $54,522,206 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2007: (as a percentage of Portfolio Value)

Austria	6.3%
Canada	1.8
Cayman Islands	1.2
Denmark	1.4
Finland	0.2
France	1.8
Germany	3.1
Ireland	2.7
Italy	1.2
Japan	2.1
Luxembourg	0.5
Netherlands	4.9
Spain	3.1
Sweden	0.5
United Kingdom	4.0
United States	65.2

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007